Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN GROWTH & INCOME FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000029292
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012